SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS
The Group evaluated subsequent events through J
an
u
ary
 2
9
, 20
20
, the date on which these financial statements were issued.
On January 14, 2020, the Group entered into an agreement with a rental service company (the “Transferor”) to acquire approximately
47,000 rental units in Sichuan and Chongqing, China, from the
Transferor
for a consideration of RMB580
million, subject to adjustments based on the quality of the assets according to the agreement. The initial accounting for the acquisition is incomplete at the time the financial statements are issued.